Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000089187 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089187 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089187 [Member] | BA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000089187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089187 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089187 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089188 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089188 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089188 [Member] | BA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089188 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000089188 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089188 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000089188 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%